Subsequent Events (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended			6 Months Ended
	Jul. 08, 2022 shares	Sep. 30, 2022	Sep. 18, 2022	Feb. 28, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 05, 2022 USD ($)	Aug. 30, 2022 USD ($)	Aug. 28, 2022 shares	Jun. 30, 2022 ILS (₪) shares	Dec. 31, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Split ordinary shares	20
Ordinary shares	1			333,334
Estimated amount (in Dollars) | $					$ 220
Development fees (in Dollars) | $					$ 2,500
Annual interest rate					18.00%
Valuation amount (in New Shekels) | ₪									₪ 4,750
Current hold percentage					35.27%
Shares issued					24,591,470				24,591,470	23,850,128
Exercise price per share (in Dollars per share) | $ / shares					$ 5.02
Ordinary share par value (in Dollars per share) | $ / shares
Dividend distribution (in Dollars) | $						$ 1,600
Subsequent event, Description		Jeffs’ Brands repaid: (i) an amount of USD 150 thousands to the Company and; (ii) related party balance in the amount of USD 175 thousand and ; (iii) USD 393 thousand for the repayment of accrued interest with respect to certain related party loans upon the conversion of such loans at the closing of this offering, USD 252 thousand of these amount paid to the Company.			Charging Robotics entered into a convertible loan agreement with Revoltz pursuance to which Charging Robotics was required to invest an amount of USD 60 thousands in Revoltz (the “Loan Principal Amount”). In addition, Charging Robotics provided to Revoltz further lending of up to USD 340 thousands (the “Additional Amount”, and together with the Loan Principal, the “Total Loan Amount”). The Total Loan Amount shall carry interest at the minimum rate prescribed by Israeli law. The Total Loan Amount shall be converted into shares of Revoltz, upon the occurrence of any of the following events (each a “Trigger Event”): a. The consummation of funding by Revoltz of an aggregate amount of USD 1 million at a pre-money Revoltz valuation of at least USD 7 million (in the form of SAFE, equity or otherwise). b. Revoltz has generated an aggregate of USD 1 million or more revenues.
Accrued interest (in Dollars) | $					$ 810
Jeffs’ Brands [Member]
Subsequent Events (Details) [Line Items]
Shares issued					3,717,473				3,717,473
NurExone [Member]
Subsequent Events (Details) [Line Items]
Development fees (in Dollars) | $					$ 3,300
Major business combination [member]
Subsequent Events (Details) [Line Items]
Investments (in Dollars) | $					$ 500
NonadjustingEvent [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares					1
Gross proceeds (in Dollars) | $							$ 15,500
Exercise price per share (in Dollars per share) | $ / shares					$ 4.04
Ordinary share par value (in Dollars per share) | $ / shares					$ 4.16
Share issued								155,427
NonadjustingEvent [Member] | Board of directors [Member]
Subsequent Events (Details) [Line Items]
Share issued								260,492
NonadjustingEvent [Member] | Gix Internet [Member]
Subsequent Events (Details) [Line Items]
Share issued								400,000
NonadjustingEvent [Member] | Gix Internet [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares percentage			42.25%
Warrants [Member]
Subsequent Events (Details) [Line Items]
Shares issued					3,717,473				3,717,473